Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net - USD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022
Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net [Line Items]
Total, Open accounts	$ 19,726		$ 27,128
Checks receivable	151		124
Total Trade receivables, gross	19,877		27,252
Less allowance for doubtful accounts		[1]
Total Trade receivables, net	19,877		27,252
NIS [Member]
Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net [Line Items]
Open accounts trade receivables	9,084		9,469
USD [Member]
Trade Receivables, Net (Details) - Schedule of Trade Receivables, Net [Line Items]
Open accounts trade receivables	$ 10,642		$ 17,659

[1]	As of December 31, 2023 and 2022 no allowance for doubtful accounts was recognized.